T-REX 2X LONG ASST DAILY TARGET ETF	T-REX 2X LONG GTLS DAILY TARGET ETF
T-REX 2X LONG ABTC DAILY TARGET ETF	T-REX 2X LONG ICHR DAILY TARGET ETF
T-REX 2X LONG BNC DAILY TARGET ETF	T-REX 2X LONG ICLR DAILY TARGET ETF
T-REX 2X LONG BTDR DAILY TARGET ETF	T-REX 2X LONG IREN DAILY TARGET ETF
T-REX 2X LONG CANG DAILY TARGET ETF	T-REX 2X LONG KSS DAILY TARGET ETF
T-REX 2X LONG CAVA DAILY TARGET ETF	T-REX 2X LONG MBLY DAILY TARGET ETF
T-REX 2X LONG CELH DAILY TARGET ETF	T-REX 2X LONG LITS DAILY TARGET ETF
T-REX 2X LONG CHWY DAILY TARGET ETF	T-REX 2X LONG NVTS DAILY TARGET ETF
T-REX 2X LONG CLS DAILY TARGET ETF	T-REX 2X LONG OPEN DAILY TARGET ETF
T-REX 2X LONG CORZ DAILY TARGET ETF	T-REX 2X LONG POOL DAILY TARGET ETF
T-REX 2X LONG DNUT DAILY TARGET ETF	T-REX 2X LONG PTON DAILY TARGET ETF
T-REX 2X LONG EMPD DAILY TARGET ETF	T-REX 2X LONG SUIG DAILY TARGET ETF
T-REX 2X LONG EOSE DAILY TARGET ETF (EOSU)	T-REX 2X LONG TMUS DAILY TARGET ETF
T-REX 2X LONG ETHM DAILY TARGET ETF	T-REX 2X LONG TONX DAILY TARGET ETF
T-REX 2X LONG ETHZ DAILY TARGET ETF	T-REX 2X LONG VEEV DAILY TARGET ETF
T-REX 2X LONG GPRO DAILY TARGET ETF
Each listed on the Cboe BZX Exchange, Inc.

(each a “Fund” and collectively, the “Funds”)
Each a series of
ETF Opportunities Trust

Supplement dated January 22, 2026
to the Prospectus,
dated January 13, 2026
as supplemented from time to time
_____________________________________________________________________________________    _____________
FUND SUMMARY – T-REX 2X LONG ASST DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG ABTC DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG BNC DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG BTDR DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG CANG DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG CAVA DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG CELH DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG CHWY DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG CLS DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG CORZ DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
4936-8982-3113, v. 1

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG DNUT DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG EMPD DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG EOSE DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG ETHM DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG ETHZ DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG GPRO DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG GTLS DAILY TARGET ETF
4936-8982-3113, v. 1

Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG ICHR DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG ICLR DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG IREN DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG KSS DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG MBLY DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG LITS DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.
4936-8982-3113, v. 1

FUND SUMMARY – T-REX 2X LONG NVTS DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG OPEN DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG POOL DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG PTON DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG SUIG DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG TMUS DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG TONX DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
4936-8982-3113, v. 1

The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

FUND SUMMARY – T-REX 2X LONG VEEV DAILY TARGET ETF
Effective immediately, the following information is added after the fourth paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include The Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

This Supplement and the existing Prospectus provide relevant information for all shareholders and should be retained for future reference. The Prospectus has been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 833-759-6110.
* * * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

4936-8982-3113, v. 1